Other Assets and Receivables - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other assets and receivables [Line Items]
Carrying value under historical cost model	€ 498,000,000	€ 530,000,000	€ 572,000,000
Percentage of general account real estate held for own use	57.00%	30.00%
Property, plant and equipment, pledged as security	€ 0
Property, plant and equipment, restrictions on title	0
Accrued income	1,421,000,000	€ 1,364,000,000
Historical cost model [member]
Disclosure of other assets and receivables [Line Items]
Carrying value under historical cost model	€ 301,000,000	€ 319,000,000
Independent external appraisers [member]
Disclosure of other assets and receivables [Line Items]
Percentage of appraisals for real estate held for own use	99.00%	95.00%
Equipment 1 [member]
Disclosure of other assets and receivables [Line Items]
Carrying value under historical cost model	€ 235,000,000	€ 223,000,000	€ 241,000,000
Held for lease	€ 0	€ 0
Bottom of range [member] | Buildings [member]
Disclosure of other assets and receivables [Line Items]
Useful lives and depreciated period	P40Y
Bottom of range [member] | Equipment 1 [member]
Disclosure of other assets and receivables [Line Items]
Property, plant and equipment, pledged as security	€ 0
Property, plant and equipment, restrictions on title	€ 0
Useful lives and depreciated period	P3Y
Top of range [member] | Buildings [member]
Disclosure of other assets and receivables [Line Items]
Useful lives and depreciated period	P50Y
Top of range [member] | Equipment 1 [member]
Disclosure of other assets and receivables [Line Items]
Property, plant and equipment, pledged as security	€ 0
Property, plant and equipment, restrictions on title	€ 0
Useful lives and depreciated period	P5Y